WARRANTS (Details)	12 Months Ended
	Dec. 31, 2021 D item $ / shares shares	Dec. 31, 2020 shares
Warrants
Class of Warrant or Right [Line Items]
Public Warrants exercisable term after the completion of a business combination	30 days	30 days
Public Warrants exercisable term from the closing of the initial public offering	12 months	12 months
Public Warrants expiration term	5 years	5 years
Threshold period for filling registration statement after business combination	15 days
Threshold issue price for capital raising purposes in connection with the closing of a Business Combination | $ / shares	$ 9.20
Percentage of gross proceeds on total equity proceeds	60.00%
Threshold trading days for calculating Market Value | item	20
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	115.00%
Adjustment two of redemption price of stock based on market value and newly issued price (as a percent)	180.00%
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination	30 days	30 days
Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Class of Warrant or Right [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share) | $ / shares	$ 18.00
Redemption price per public warrant (in dollars per share) | $ / shares	$ 0.01
Minimum threshold written notice period for redemption of public warrants | item	30
Threshold trading days for redemption of public warrants | D	20
Threshold number of business days before sending notice of redemption to warrant holders | item	3
Redemption period	30 days
Private Placement Warrants
Class of Warrant or Right [Line Items]
Number of warrants outstanding | shares	7,520,000	7,520,000
Public Warrants
Class of Warrant or Right [Line Items]
Number of warrants outstanding | shares	13,800,000	13,800,000